Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Aug. 10, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,970	$ 11,777				$ 9,414
Accounts receivable	4,277	3,554				1,557
Inventory, net	2,913	2,545				1,471
Prepaid expenses	2,031	2,986				4,772
Total current assets	13,191	20,862				17,214
Property and equipment, net		2,091				2,231
Right-of-use assets	1,196	1,179				1,381
Intangible assets, net	1,113	1,127				802
Other assets	424	466				367
Total assets	17,889	25,725				21,995
Current liabilities:
Trade payables	2,348	3,391				4,947
Accrued liabilities	11,423	10,556				6,377
Short-term lease liabilities	363	351				370
Other current liabilities	260	389				142
Total current liabilities	14,394	14,687				32,357
Long-term lease liabilities	1,218	1,244				1,593
Contingent earnout liability	22,620	18,632	$ 28,927			0
Warrant liabilities and other long-term liabilities	14,580	17,100	$ 28,927			369
Total liabilities	52,812	51,663				34,319
Convertible Preferred Stock	25,237,155	25,237,155				164,006		$ 160,507
Equity
Preferred Stock, Convertible preferred stock, Series A, $0.0001 par value per share, $10.00 liquidation value per share. Authorized 10,000,000 and 0 shares at December 31, 2023 and 2022, respectively; issued and outstanding, 4,015,002 and 0 shares at December 31, 2023 and 2022, respectively
Common stock, $0.0001 par value per share. Authorized 400,000,000 and 30,898,162 shares at December 31, 2023 and 2022, respectively; issued and outstanding 26,413,213 shares and 347,926 shares at December 31, 2023 and 2022, respectively	2	2				0
Additional paid-in capital	226,671	222,437				10,028
Accumulated deficit	(261,596)	(248,377)				(186,358)
Total stockholders' deficit	(34,923)	(25,938)			$ (184,473)	(176,329)		$ (129,605)
Total liabilities and stockholders' deficit	$ 17,889	25,725				21,995
Series B-2 tranche liabilities
Current liabilities:
Derivative liability, current		$ 0				4,702
Series B-3 warrant liabilities
Current liabilities:
Derivative liability, current				$ 10,047	$ 4,654	$ 15,819	$ 11,966